Contingent liabilities (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Contingent Liabilities

	2018	2017
	US$M	US$M
Associates and joint ventures (1)	1,588	1,784
Subsidiaries and joint operations (1)	1,915	1,825

Total	3,503	3,609

(1)

There are a number of matters, for which it is not possible at this time to provide a range of possible outcomes or a reliable estimate of potential future exposures, and for which no amounts have been included in the table above.